Inventories and Cost of Sales	12 Months Ended
Dec. 31, 2019
Inventories and Cost of Sales [Abstract]
Inventories and cost of sales
7.	Inventories and cost of sales

	2019		2018

Finished goods	Ps.	224,025	215,812
Packing material		4,577	3,750
		228,602	219,562
Merchandise-in-transit		116,952	82,644
	Ps.	345,554	302,206

The cost of inventories recognized as an expense during the year in respect of continuing operations was Ps. 1,280,829, Ps. 958,469 and Ps. 558,105, for the years ended December 31, 2019, 2018 and 2017, respectively.

The cost of inventories recognized as an expense includes Ps. 14,273, Ps. 7,084 and Ps. 6,214 during 2019, 2018, and 2017, respectively, in respect of write-downs of inventory to net realizable value. Such write-downs have been recognized to account for obsolete inventories.